Fair Value: - Changes in Level 3 assets (Details) - Significant Other Unobservable Inputs (Level 3) - Recurring basis $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Changes in Level 3 assets and liabilities measured at fair value on a recurring basis
Transfers to Level 3	$ 4,997
Total gains or losses (realized/unrealized)
Changes in net assets	(1,289)
Balance at the end of the period	$ 3,708